Financial Instruments and Fair Value (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Apr. 30, 2020	Dec. 31, 2019
Financial Instruments and Fair Value (Details) [Line Items]
Interest rate percentage	19.56%	19.56%	1.00%	95.00%
Discount rate percentage	12.16%	12.16%
Fair value measurement (in Dollars)	$ 176,000
Derivative financial liability	$ (713,538)	€ 630,000
PPP Loans [Member]
Financial Instruments and Fair Value (Details) [Line Items]
Interest rate percentage	1.00%	1.00%